Offerings	Jun. 30, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	This registration statement ("Registration Statement") covers the registration of such indeterminate number of (a) shares of common stock, (b) shares of preferred stock, (c) debt securities, (d) warrants to purchase shares of common stock, shares of preferred stock or debt securities of the registrant, and (e) units consisting of any of the aforementioned securities, as may be offered and sold from time to time by the registrant. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. The registration fee has been calculated in accordance with Rule 457(o) under the Securities Act. The aggregate maximum offering price of all securities issued by the registrant pursuant to this Registration Statement will not exceed $139,185,641.25. The proposed maximum per security and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security.
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-273081
Carry Forward Initial Effective Date	Jul. 11, 2023
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-273081
Carry Forward Initial Effective Date	Jul. 11, 2023
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-273081
Carry Forward Initial Effective Date	Jul. 11, 2023
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-273081
Carry Forward Initial Effective Date	Jul. 11, 2023
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-273081
Carry Forward Initial Effective Date	Jul. 11, 2023
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 139,185,641.25
Carry Forward Form Type	S-3
Carry Forward File Number	333-273081
Carry Forward Initial Effective Date	Jul. 11, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 15,338.26
Offering Note	The registrant previously registered the offer and sale of securities having a maximum aggregate offering price of $150,000,000 pursuant to a registration statement on Form S-3 (File No. 333-273081) initially filed with the Securities and Exchange Commission on June 30, 2023 (as amended, the "Expiring Registration Statement") and, in connection therewith, paid a filing fee of $16,530. Of such securities, an aggregate of $139,185,641.25 remain unsold (the "Unsold Securities"). Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this Registration Statement include the Unsold Securities, and the filing fee of $15,338.26 associated therewith (which amount is based on the filing fee rate in effect at the time of the filing of the Expiring Registration Statement) is hereby carried forward to be applied to the Unsold Securities and no additional filing fee is due with respect to such Unsold Securities in connection with the filing of this Registration Statement. In accordance with Rule 415(a)(5) and Rule 415(a)(6), the registrant may continue to offer and sell the securities covered by the Expiring Registration Statement during the grace period afforded by Rule 415(a)(5). To the extent that, after the filing date hereof and prior to effectiveness of this Registration Statement, the registrant sells any Unsold Securities under the Prior Registration Statement pursuant to Rule 415(a)(6), the Registrant will identify in a pre-effective amendment to this Registration Statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6) and the updated amount of securities to be registered on this Registration Statement, if any. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of the Unsold Securities under the Expiring Registration Statement shall be deemed terminated upon the earlier of (i) the effective date of this Registration Statement or (ii) 180 days from the third anniversary of the initial effective date of the Expiring Registration Statement.